Investments - Impairment Losses Included in Net Investment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment Losses [Abstract]
Non-marketable equity securities	$ 244,630	$ 86,076	$ 104,645
Equity method investments	$ 23,149	$ 10,608	$ 4,201